RETIREMENT-RELATED BENEFITS - All Retirement Plans Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RETIREMENT-RELATED BENEFITS
Total	$ 2,857	$ 2,003	$ 2,572
Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,568	722	1,160
Total defined contribution plans cost	1,046	1,070	1,138
Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	242	211	273
U.S.
RETIREMENT-RELATED BENEFITS
Total	1,076	527	654
U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	253	(317)	(261)
Total defined contribution plans cost	643	650	697
U.S. | Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	180	195	218
Non-U.S.
RETIREMENT-RELATED BENEFITS
Total	1,781	1,475	1,918
Non-U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,315	1,039	1,421
Total defined contribution plans cost	404	420	442
Non-U.S. | Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	62	16	55
Personal Pension Plan (PPP) and Non-U.S. Defined Benefit Pension Plans | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,552	705	1,137
Personal Pension Plan (PPP) | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	237	(334)	(284)
Retention Plan | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	16	17	23
Retention Plan | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	16	17	23
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost	1,020	1,046	1,117
IBM 401(k) Plus Plan | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost	616	626	676
IBM Excess 401(k) Plus Plan | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost	26	24	21
IBM Excess 401(k) Plus Plan | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost	$ 26	$ 24	$ 21